Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions

Note 28. Related party transactions

Key management personnel

Disclosures relating to key management personnel are set out in note 25.

Receivable from and payable to related parties

The following balances are outstanding at the reporting date in relation to transactions with related parties:

	Consolidated
	As of December 31, 2024	As of December 31, 2023
	$	$
Current payables:
Payables to related parties	98,186	160,157

Non-current payables:
Payables to related parties	121,008	90,697

Terms and conditions

All transactions were made on normal commercial terms and conditions and at market rates.